Cover	Jan. 16, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 16, 2025
Entity File Number	001-39387
Entity Registrant Name	Renalytix plc
Entity Central Index Key	0001811115
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	2 Leman Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	E1W 9US
Country Region	44
City Area Code	20
Local Phone Number	3139 2910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false